UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Autoliv Inc.	14,572	$1,556,290

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	44,660	5,151,977

Household Durables - 0.2%
Toll Brothers Inc.	71,338	2,130,153	*

Media - 5.6%
Comcast Corp., Class A Shares	468,152	31,057,204
Walt Disney Co.	171,367	15,913,139

Total Media		46,970,343

Specialty Retail - 4.6%
Home Depot Inc.	204,886	26,364,731
TJX Cos. Inc.	160,363	11,991,945

Total Specialty Retail		38,356,676

TOTAL CONSUMER DISCRETIONARY		94,165,439

CONSUMER STAPLES - 9.1%
Beverages - 2.2%
Coca-Cola Co.	219,486	9,288,647
PepsiCo Inc.	83,076	9,036,177

Total Beverages		18,324,824

Food & Staples Retailing - 3.1%
CVS Health Corp.	166,150	14,785,688
Wal-Mart Stores Inc.	157,082	11,328,754

Total Food & Staples Retailing		26,114,442

Food Products - 1.4%
General Mills Inc.	49,089	3,135,805
Kraft Heinz Co.	43,621	3,904,516
Mondelez International Inc., Class A Shares	103,279	4,533,948

Total Food Products		11,574,269

Household Products - 2.4%
Kimberly-Clark Corp.	72,789	9,181,605
Procter & Gamble Co.	124,079	11,136,090

Total Household Products		20,317,695

TOTAL CONSUMER STAPLES		76,331,230

ENERGY - 5.4%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	99,545	7,828,219

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	76,878	4,870,990
Chevron Corp.	97,674	10,052,608
Exxon Mobil Corp.	223,387	19,497,217
Occidental Petroleum Corp.	44,062	3,213,001

Total Oil, Gas & Consumable Fuels		37,633,816

TOTAL ENERGY		45,462,035

FINANCIALS - 12.4%
Banks - 5.2%
BB&T Corp.	64,833	2,445,501
Citigroup Inc.	106,877	5,047,801
JPMorgan Chase & Co.	291,814	19,431,894
U.S. Bancorp	173,446	7,439,099
Wells Fargo & Co.	208,959	9,252,704

Total Banks		43,616,999

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Bank of New York Mellon Corp.	68,464	$2,730,345

Consumer Finance - 1.0%
Synchrony Financial	298,698	8,363,544

Diversified Financial Services - 2.5%
Berkshire Hathaway Inc., Class A Shares	99	21,405,780	*

Insurance - 3.4%
MetLife Inc.	84,847	3,769,752
Travelers Cos. Inc.	217,338	24,896,068

Total Insurance		28,665,820

TOTAL FINANCIALS		104,782,488

HEALTH CARE - 15.9%
Biotechnology - 2.2%
AbbVie Inc.	38,722	2,442,196
Amgen Inc.	70,081	11,690,212
BioMarin Pharmaceutical Inc.	15,922	1,473,103	*
Celgene Corp.	30,617	3,200,395	*

Total Biotechnology		18,805,906

Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	28,937	5,200,847
Medtronic PLC	113,407	9,798,365

Total Health Care Equipment & Supplies		14,999,212

Health Care Providers & Services - 3.6%
Aetna Inc.	57,297	6,614,939
Cardinal Health Inc.	54,179	4,209,708
Express Scripts Holding Co.	22,296	1,572,537	*
UnitedHealth Group Inc.	128,173	17,944,220

Total Health Care Providers & Services		30,341,404

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc.	50,811	8,081,998

Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	132,794	7,160,252
Johnson & Johnson	177,667	20,987,803
Merck & Co. Inc.	269,058	16,791,910
Pfizer Inc.	344,376	11,664,015
Roche Holding AG, ADR	153,349	4,749,219

Total Pharmaceuticals		61,353,199

TOTAL HEALTH CARE		133,581,719

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.2%
Raytheon Co.	93,510	12,729,517
United Technologies Corp.	60,467	6,143,447

Total Aerospace & Defense		18,872,964

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	107,697	11,777,744

Commercial Services & Supplies - 0.9%
Waste Management Inc.	116,158	7,406,234

Industrial Conglomerates - 4.6%
3M Co.	56,774	10,005,282
General Electric Co.	461,683	13,675,050
Honeywell International Inc.	128,910	15,029,617

Total Industrial Conglomerates		38,709,949

TOTAL INDUSTRIALS		76,766,891

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.1%
Cisco Systems Inc.	281,225	$8,920,457

Internet Software & Services - 4.4%
Alphabet Inc., Class A Shares	14,751	11,860,689	*
Alphabet Inc., Class C Shares	16,291	12,662,832	*
Facebook Inc., Class A Shares	97,671	12,528,259	*

Total Internet Software & Services		37,051,780

IT Services - 3.9%
Automatic Data Processing Inc.	127,361	11,233,240
International Business Machines Corp.	43,255	6,871,057
Visa Inc., Class A Shares	174,818	14,457,449

Total IT Services		32,561,746

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	112,560	4,249,140
Texas Instruments Inc.	61,496	4,315,789

Total Semiconductors & Semiconductor Equipment		8,564,929

Software - 7.4%
Adobe Systems Inc.	94,909	10,301,423	*
Dell Technologies Inc., Class V Shares	10,292	491,958	*
Microsoft Corp.	561,546	32,345,049
Oracle Corp.	198,318	7,789,931
Red Hat Inc.	66,148	5,346,743	*
SAP SE, ADR	66,600	6,087,906

Total Software		62,363,010

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	196,790	22,247,109

TOTAL INFORMATION TECHNOLOGY		171,709,031

MATERIALS - 3.8%
Chemicals - 3.8%
E.I. du Pont de Nemours & Co.	30,790	2,062,006
Ecolab Inc.	72,548	8,830,543
PPG Industries Inc.	205,076	21,196,655

TOTAL MATERIALS		32,089,204

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	87,744	9,944,027
Forest City Realty Trust Inc., Class A Shares	154,151	3,565,513

TOTAL REAL ESTATE		13,509,540

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	341,332	13,861,492
Verizon Communications Inc.	151,274	7,863,223

TOTAL TELECOMMUNICATION SERVICES		21,724,715

UTILITIES - 1.0%
Electric Utilities - 0.7%
Eversource Energy	67,036	3,632,010
NextEra Energy Inc.	17,050	2,085,556

Total Electric Utilities		5,717,566

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		SHARES	VALUE
Multi-Utilities - 0.3%
Sempra Energy		23,020	$2,467,514

TOTAL UTILITIES			8,185,080

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $365,136,704)			778,307,372

	RATE
SHORT-TERM INVESTMENTS - 7.6%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost - $63,774,488)	0.186%	63,774,488	63,774,488

TOTAL INVESTMENTS - 100.1% (Cost - $428,911,192#)			842,081,860
Liabilities in Excess of Other Assets - (0.1)%			(445,479)

TOTAL NET ASSETS - 100.0%			$841,636,381

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$778,307,372	—	—	$778,307,372

Short-Term Investments†	$63,774,488	—	—	$63,774,488

Total Investments	$842,081,860	—	—	$842,081,860

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$414,291,484
Gross unrealized depreciation	(1,120,816)

Net unrealized appreciation	$413,170,668

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016